Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Vessel revenue-related party pools	$ 78,402	$ 57,064	$ 45,213
Voyage expenses- related party	319	664	148
Vessel operating costs-related party	7,191	2,765	122
General and Administrative Expenses - related party	4,854	2,009	824
Loss / write down on assets held for sale-related party	1,000	25,465	0
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools	31,319	25,151	34,986
Ultramax pool [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools	46,227	26,338	10,196
Capesize pool [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools	0	4,857	0
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Vessel revenue-related party pools		718	31
Voyage expenses- related party	319	664	148
General and Administrative Expenses - related party	43	258	0
Loss / write down on assets held for sale-related party	(500)	(12,465)
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Vessel operating costs-related party	7,191	2,765	122
General and Administrative Expenses - related party	0	0	51
Loss / write down on assets held for sale-related party	(500)	(13,000)	0
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	3,949	1,265	56
SUK
Related Party Transaction [Line Items]
General and Administrative Expenses - related party	862	$ 486	717
Vessel Revenue Commissions [Member]
Related Party Transaction [Line Items]
Vessel revenue-related party pools	$ 856
Contract Termination [Member] | Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Loss / write down on assets held for sale-related party			$ 0